Liabilities Collateralized by Pledges - Additional Information (Detail) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Financial Instruments Owned and Pledged as Collateral [Line Items]
Liabilities collateralized by pledges	$ 0	$ 0
Collateralized by Pledges [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Liabilities collateralized by pledges	$ 0	$ 0